FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 97.5% (a)
COMMERCIAL SERVICES SECTOR - 2.5%
	Advertising/Marketing Services - 2.5%
1,335,000	Omnicom Group Inc.	$83,263,950
CONSUMER DURABLES SECTOR - 4.4%
	Electronics/Appliances - 4.4%
1,460,000	Sony Corp. - SP-ADR *	147,606,000
CONSUMER NON-DURABLES SECTOR - 8.0%
	Beverages: Non-Alcoholic - 2.3%
525,000	PepsiCo Inc.	77,857,500
	Food: Major Diversified - 2.1%
600,000	Nestlé S.A. - SP-ADR	70,680,000
	Household/Personal Care - 3.6%
2,045,000	Unilever PLC - SP-ADR	123,436,200
CONSUMER SERVICES SECTOR - 8.4%
	Cable/Satellite TV - 4.5%
2,900,000	Comcast Corp. - Cl A	151,960,000
	Other Consumer Services - 3.9%
60,000	Booking Holdings Inc. *	133,636,200
ELECTRONIC TECHNOLOGY SECTOR - 2.5%
	Semiconductors - 2.5%
1,115,000	Micron Technology Inc. *	83,825,700
FINANCE SECTOR - 22.1%
	Investment Banks/Brokers - 3.6%
2,310,000	The Charles Schwab Corp.	122,522,400
	Major Banks - 3.2%
855,000	JPMorgan Chase & Co.	108,644,850
	Multi-Line Insurance - 6.4%
940,000	Berkshire Hathaway Inc. - Cl B *	217,957,800
	Property/Casualty Insurance - 6.2%
825,000	Chubb Ltd.	126,984,000
845,000	Progressive Corp.	83,553,600
		210,537,600
	Regional Banks - 2.7%
1,000,000	Northern Trust Corp.	93,140,000
HEALTH SERVICES SECTOR - 8.0%
	Health Industry Services - 4.2%
1,205,000	Quest Diagnostics Inc.	143,599,850
	Managed Health Care - 3.8%
365,000	UnitedHealth Group Inc.	127,998,200
HEALTH TECHNOLOGY SECTOR - 5.7%
	Medical Specialties - 5.7%
2,100,000	Koninklijke Philips N.V. - SP-ADR *	113,757,000
1,870,000	Smith & Nephew PLC - SP-ADR	78,857,900
		192,614,900
INDUSTRIAL SERVICES SECTOR - 1.4%
	Oilfield Services/Equipment - 1.4%
2,200,000	Schlumberger Ltd.	48,026,000
PROCESS INDUSTRIES SECTOR - 3.0%
	Industrial Specialties - 3.0%
700,000	PPG Industries Inc.	100,954,000

PRODUCER MANUFACTURING SECTOR - 15.6%
	Building Products - 4.7%
2,930,000	Masco Corp.	160,944,900
	Electrical Products - 4.7%
940,000	Eaton Corp. PLC	112,931,600
575,000	Emerson Electric Co.	46,212,750
		159,144,350
	Industrial Conglomerates - 3.5%
550,000	Honeywell International Inc.	116,985,000
	Trucks/Construction/Farm Machinery - 2.7%
1,070,000	PACCAR Inc.	92,319,600
RETAIL TRADE SECTOR - 11.9%
	Apparel/Footwear Retail - 3.3%
1,640,000	The TJX Companies Inc.	111,995,600
	Discount Stores - 8.6%
725,000	Dollar General Corp.	152,467,500
1,300,000	Dollar Tree Inc. *	140,452,000
		292,919,500
TECHNOLOGY SERVICES SECTOR - 2.0%
	Information Technology Services - 2.0%
255,000	Accenture PLC	66,608,550
TRANSPORTATION SECTOR - 2.0%
	Air Freight/Couriers - 2.0%
720,000	Expeditors International of Washington Inc.	68,479,200
	Total common stocks (cost $2,063,012,542)	3,307,657,850

Principal Amount
SHORT-TERM INVESTMENTS - 2.4% (a)
	Bank Deposit Account - 2.4%
$81,796,372	U.S. Bank N.A., 0.03% ^	81,796,372
	Total short-term investments (cost $81,796,372)	81,796,372
	Total investments - 99.9% (cost $2,144,808,914)	3,389,454,222

	Other assets, less liabilities - 0.1% (a)	2,308,532
	TOTAL NET ASSETS - 100.0%	$3,391,762,754

*	Non-income producing security.
^	The rate shown is as of December 31, 2020.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2020, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$3,307,657,850
Level 1 - Bank Deposit Account	81,796,372
Total Level 1	3,389,454,222
Level 2 -	---
Level 3 -	---
Total Assets	3,389,454,222
Total	$3,389,454,222

See the Schedule of Investments for investments detailed by industry classifications.